INCOME TAXES	12 Months Ended
Mar. 31, 2018
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

Loss from operations before income tax expense (benefit) for the years ended March 31, 2016, 2017 and 2018, consists of the following components:

	Thousands of Yen
	2016	2017	2018
Loss from operations before income taxes:
Domestic	¥(235,186)	¥(638,940)	¥181,176
Foreign	6,436	(678,032)	(967,078)
Total	¥(228,750)	¥(1,316,972)	¥(785,902)
Income tax expense-current
Domestic	¥121,253	¥40,669	¥164,286
Foreign	92,062	121	(120,656)
Total	¥213,315	¥40,790	¥43,630
Income tax expense (benefit)-deferred
Domestic	¥5,122	¥(55,977)	¥(13,323)
Foreign	(35,312)	(442,922)	(132,164)
Total	¥(30,190)	¥(498,899)	¥(145,487)

For the years ended March 31, 2016, 2017 and 2018, income tax expense (benefit) attributable to operations were ¥183,215 thousand, (¥458,109) thousand and (¥101,857) thousand, respectively. Income tax expense (benefit) attributable to other comprehensive income for the three years ended March 31, 2018 were ¥32,779 thousand, (¥15,694) thousand and ¥120,873 thousand, respectively.

The tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances at March 31, 2017 and 2018 are as follows:

	Thousands of Yen
	2017		2018
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
	Asset	Liability	Asset	Liability
Impairment loss on investments in securities	¥38,130	¥—	¥38,130	¥—
Depreciation and amortization	22,137	83,958	36,450	38,205
Accrued municipal governments tax	6,702	—	15,335	—
Allowance for doubtful accounts	74,855	—	50,607	—
Accrued bonus	68,127	—	10,363	—
Accrued vacation	97,497	—	48,712	—
Other accrued expense	146,324	—	108,621	—
Asset retirement obligations	17,864	—	19,138	—
Operating loss carryforwards	396,055	—	418,928	—
Derivatives	828	—	1,167	—
Unrealized gain on available-for-sale securities	—	120,291	—	226,940
Share-based compensation expense	—	—	8,473	—
Intangible assets	—	679,131	—	346,363
Others	156,229	50,901	91,024	35,652
Total	1,024,748	934,281	846,948	647,160
Valuation allowance	(154,834)	—	(306,041)	—
Total	¥869,914	¥934,281	¥540,907	¥647,160

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the period in which these differences become deductible. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowance as of March 31, 2017 and 2018.

As of March 31, 2017, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of the Taiwan subsidiary and domestic subsidiaries. As of March 31, 2018, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of the U.S. subsidiaries, the Taiwan subsidiary and domestic subsidiaries. The allowances at such dates were provided at the amounts which were considered not more likely than not to be realized.

An analysis of the movement in the valuation allowance for deferred tax assets for the years ended March 31, 2016, 2017 and 2018 is as follows:

	Thousands of Yen
	2016	2017	2018
Balance at beginning of year	¥88,870	¥132,874	¥154,834
Additions	61,670	23,643	177,071
Deductions	(17,666)	(1,683)	(25,864)
Balance at end of year	¥132,874	¥154,834	¥306,041

As of March 31, 2018, the Taiwan subsidiary, and domestic subsidiaries had operating loss carryforwards of ¥176,420 thousand and ¥627,621 thousand, respectively, and will expire in March 2026 for Taiwan taxes and March 2027 for Japanese income tax. Also, the U.S. subsidiaries had operating loss carryforwards for federal income tax purposes of ¥795,787 thousand of which ¥45,407 thousand will expire in March 2035 and ¥750,381 thousand will be carried forward indefinitely. Operating loss carryforwards for state income tax purposes of ¥317,626 thousand will expire on March 2038 and ¥721,338 thousand will be carried forward indefinitely.

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in statutory tax rates of approximately 33.06 percent, 30.62 percent and 30.62 percent for the years ended March 31, 2016, 2017 and 2018, respectively.

Reconciliations between the amount of reported income tax expense (benefit) and the amount of income taxes (benefit) computed using the normal statutory tax rate for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Thousands of Yen
	2016	2017	2018
Amount computed using normal Japanese statutory tax rate	¥(75,716)	¥(403,257)	¥(240,643)
Increase (decrease) in taxes resulting from:
Change in valuation allowance	44,004	48,845	151,207
Change in statutory tax rate	18,074	—	(26,923)
Share-based compensation expense	21,531	(7,814)	(1,118)
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	14,475	(104,407)	(21,041)
Research and development tax credit	—	(5,748)	(1,953)
Non-deductible acquisition costs and earn-out liabilities adjustment	157,739	—	—
Others-net	3,018	14,272	38,614
Income tax expense (benefit) as reported	¥183,125	¥(458,109)	¥(101,857)

The change in the valuation allowance for the year ended March 31, 2016 includes an increase of ¥61,670 thousand in the valuation allowance related to foreign subsidiaries in Taiwan and the U.S. and domestic subsidiaries as of March 31, 2016 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2016 and a decrease of ¥17,666 thousand in the valuation allowance for the deferred tax assets of a subsidiary in South Korea.

The change in the valuation allowance for the year ended March 31, 2017 includes an increase of ¥50,528 thousand in the valuation allowance related to foreign subsidiaries in U.S. and domestic subsidiaries as of March 31, 2017 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2017 and a decrease of ¥1,683 thousand in the valuation allowance for the deferred tax assets of the foreign subsidiary in Taiwan.

The change in the valuation allowance for the year ended March 31, 2018 includes an increase of ¥177,071 thousand in the valuation allowance related to foreign subsidiaries in U.S. and domestic subsidiaries as of March 31, 2018 for the deferred tax assets arising from their operating loss carryforwards incurred during the year ended March 31, 2018 and a decrease of ¥25,864 thousand in the valuation allowance for the deferred tax assets of the foreign subsidiary in Taiwan.

On March 29, 2016, amendments to Japanese tax regulations were enacted into law. As a result, the combined Japanese statutory rate was reduced from 32.34 percent to 30.86 percent for the two years from April 1, 2016 to March 31, 2018 and from 32.34 percent to 30.62 percent from the fiscal year beginning April 1, 2018. The impact of the tax law changes was a net deferred income tax benefit of ¥18,074 thousand for the year ended March 31, 2016.

The Act was enacted in the U.S. on December 22, 2017. Due to the Act, the federal corporate income tax rate in the U.S. is reduced from 35% to 21% from the fiscal year commencing on April 1, 2017. The adjustment to deferred tax assets and liabilities as a result of the tax rate change was a tax benefit of ¥26,923 thousand for the year ended March 31, 2018. The impacts related to other changes from the Act are not material.